Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361

December 5, 2022

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: SmartTrust 597 (the “Fund”)

(File No. 333-267929) (CIK# 1936064)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the Power 50 Equities and Covered Call ETF Trust, Series 1.

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on October 18, 2022. We received comments from the staff of the Commission in a letter dated November 4, 2022 from Anu Dubey requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff. Additionally, the Sponsor has made a change to the Trust’s principal investment strategy to weight the “power 50” portion of the portfolio approximately equally rather than by market capitalization. Disclosure has been updated under “Investment Summary¾Principal Investment Strategy” in accordance with this change.

Comment 1. The comment requested that disclosure be added that the Trust will invest at least 80% of its assets in equity securities and covered call ETFs. Additional disclosure has been added under “Investment Summary¾Principal Investment Strategy” in accordance with the staff’s comment. The comment also requested an explanation of how it is appropriate for the Trust to invest only 10% of its assets in a covered call ETF to reflect the term “covered call ETF” in its name. As described prominently in multiple places in the Trust’s investment strategy, 90% of the Trust’s investment portfolio consists of equity securities identified through the sponsor’s “power 50” selection methodology while 10% of the Trust’s investment portfolio consists of an ETF employing a covered call strategy. The Sponsor believes including both aspects of the Trust’s investments in the Trust’s name separated by “and” provides clarity on the different components of the Trust’s investment strategy and portfolio. The prospectus also includes an 80% investment policy to invest the trust’s net assets in equity securities and an ETF with an investment strategy to follow a covered call investment strategy. Accordingly, the Sponsor believes that inclusion of “Covered Call ETF” as a part of the Trust’s name is appropriate.

Comment 2. The comment requested additional disclosure of how the selection methodology reflects the word “power” in the Trust’s name. Additional disclosure has been added under “Investment Summary-Principal Investment Strategy” in accordance with the staff’s comment.

Comment 3. The comment requested that if the Trust will be concentrated in an industry, additional disclosure be added under “Investment Summary-Principal Investment Strategy” and any corresponding risks in the Principal Risk Considerations section. Additional disclosure has been added under “Investment Summary-Principal Investment Strategy,” “Investment Summary-Principal Risk Considerations” and “Risk Considerations” in accordance with the staff’s comment including language related to an expected concentration in securities in the information technology sector. The final determination of which industries the Trust will be concentrated in will be determined at or around the Trust’s inception and the registration statement will be updated with appropriate disclosure in accordance with this comment at that time.

Comment 4. The comment notes that the investment criteria specifies that if there are not 50 securities that meet the base selection, securities from other sectors were considered to arrive at a total of 50 equity securities in the portfolio. The comment requests clarification on how this portion of the selection process works. Additional disclosure has been added under “Investment Summary—Principal Investment Strategy” in accordance with the staff’s comment.

Comment 5. The comment requested that the ETF’s covered call strategy be described in greater detail, including what a covered call option is, the right it gives to the option buyer, the obligation it places on the option seller, and the purposes of writing call options (e.g., to receive premiums). The comment also requested disclosure be added on the universe of equities on which the selected ETF will write call options. Additional disclosure has been added under “Investment Summary-Principal Investment Strategy” in accordance with the staff’s comment.

Comment 6. The comment requested that the first bullet point listed under “Investment Summary-Principal Risk Considerations” be revised to describe the reasons more fully behind the risk that security prices will fluctuate in light of the characteristics of the Trust’s portfolio holdings and market conditions. Additional disclosure has been added to this bullet point in accordance with the staff’s comment.

Comment 7. The comment requested that a principal risk factor be added that describes the risk that power 50 equity securities may not perform well even though they are identified as power equity securities. Additional disclosure has been added under “Investment Summary-Principal Risk Considerations” in accordance with the staff’s comment.

Comment 8. The comment requested that if the Trust will invest in foreign issuers, including emerging market issuers, as part of its principal strategy, additional disclosure be added. While a focus on investments in foreign issuers is not part of the Trust’s principal investment strategy, additional disclosure has been added under “Investment Summary-Principal Investment Strategy” in accordance with the staff’s comment.

Comment 9. The comment requested additional disclose that the ETF will still bear the risks of declines in the value of the stocks on which it has written call options. Additional disclosure has been added under “Investment Summary-Principal Risk Considerations” in accordance with the staff’s comment.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on February 3, 2023. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

       Chapman and Cutler LLP